UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004.

Check here if Amendment [X]; Amendment Number: _1__
  This Amendment (Check only one.): [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ursus Capital Management, L.L.C.
Address:    1370 Avenue of the Americas, 27th Floor
            New York, New York 10019


13F File Number:  28-10045

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stephanie Guilpin
Title:      Secretary
Phone:      (212) 541-9224

Signature, Place, and Date of Signing:

 /s/ Stephanie Guilpin			New York, NY		  02/16/05
--------------------------     ---------------------------    ---------------
    Stephanie Guilpin             	New York, NY		  02/16/05

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:       2

Form 13F Information Table Value Total:      $2,372
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                         Column 2         Column 3   Column 4  Column 5     Column 6   Column 7    Column 8
-------------------------------  --------------   ---------  --------- --------   --- ----- ------- -------- ---- ------ ----
                                                              Value    SHRS/      SH/ PUT/  INVSTMT OTHER    Voting Authority
NAME OF ISSUER                   Title of Class   CUSIP      (x $1000) PRN AMT    PRN CALL  DSCRETN MANAGERS SOLE SHARED NONE
-------------------------------  --------------   ---------  --------- --------   --- ----- ------- -------- ---- ------ ----
MIRAVANT MEDICAL TECHNOLOGY	 COMMON		  604690107     212	210000	  SH   N/A     Sole    N/A     210000
REGEN BIOLOGICS INC		 COMMON           75884M104     2160    1500000   SH   N/A     Sole    N/A     1500000
                                                                2372